Financial Instruments, Liquidity Risk (Details) - USD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019
Derivative and non-derivative financial liabilities [Abstract]
Bank loan	$ 32,737	$ 5,000
Accounts payable and accrued liabilities	41,348	50,790
Forward exchange contracts [Abstract]
Long-term debt	2,144	3,293
Other liabilities	151	318
Cash and short-term investments	33,737
Accounts receivable	60,346
Unused available lines of credit for working capital and other general corporate purposes	44,485
Unused lines of credit for foreign currency exposure	22,416
Liquidity Risk [Member] | No Later than One Year [Member]
Derivative and non-derivative financial liabilities [Abstract]
Bank loan	32,737	5,000
Accounts payable and accrued liabilities	41,238	49,945
Forward exchange contracts [Abstract]
Outflow	37,600	39,000
Inflow	(38,364)	(38,252)
Long-term debt	2,076	2,449
Other liabilities	4,032	1,606
Financial liabilities	79,319	59,748
Liquidity Risk [Member] | Later than 1 Year and no Later than 5 Years [Member]
Derivative and non-derivative financial liabilities [Abstract]
Bank loan	0	0
Accounts payable and accrued liabilities	0	0
Forward exchange contracts [Abstract]
Outflow	22,400	25,900
Inflow	(23,128)	(25,585)
Long-term debt	2,144	3,237
Other liabilities	0	0
Financial liabilities	$ 1,416	3,552
Liquidity Risk [Member] | Later than 5 Years [Member]
Derivative and non-derivative financial liabilities [Abstract]
Bank loan		0
Accounts payable and accrued liabilities		0
Forward exchange contracts [Abstract]
Outflow		0
Inflow		0
Long-term debt		56
Other liabilities		0
Financial liabilities		$ 56